Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,654,239	$ 5,960,583
Less: allowance for credit losses	(175,803)	(153,197)	$ (81,734)
Accounts receivable, net	$ 5,478,436	$ 5,807,386